Financial instruments - Currency risks (Details)	12 Months Ended
	Dec. 31, 2022 € / $	Dec. 31, 2022 € / £ € / $	Dec. 31, 2021 € / $	Dec. 31, 2021 € / $ € / £	Dec. 31, 2022 € / £	Dec. 31, 2021 € / £
Financial instruments
Average currency rates	0.9496	1.1727	0.8455	1.1633
Currency rates	0.9376	0.9376	0.8829	0.8829	1.1275	1.1901